DEPOSITS	12 Months Ended
Dec. 31, 2016
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Savings and interest bearing checking	$1,115	$1,056	$1,064
Time deposits under $100,000	1,628	1,586	2,467
Time deposits of $100,000 or more	2,198	1,367	1,436
Total	$4,941	$4,009	$4,967

Aggregate time deposits in denominations of $250,000 or more amounted to $174.6 million and $110.4 million at December 31, 2016 and 2015, respectively.

A summary of the maturity of time deposits at December 31, 2016, follows:

(In thousands)
2017	$363,382
2018	74,019
2019	19,838
2020	11,341
2021	15,685
2022 and thereafter	853
Total	$485,118

Reciprocal deposits totaled $38.7 million and $50.2 million at December 31, 2016 and 2015, respectively. These deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2016	2015
	(In thousands)
Demand	$3,055	$3,436
Money market	4,350	8,340
Time	31,252	38,431
Total	$38,657	$50,207